Interest Expense and Finance Cost	12 Months Ended
Dec. 31, 2017
INTEREST EXPENSE AND FINANCE COST [Abstract]
INTEREST EXPENSE AND FINANCE COST

NOTE 17: INTEREST EXPENSE AND FINANCE COST

Interest expense and finance cost consisted of the following:

	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
Interest expense	$115,099	$107,787	$108,488
Amortization and write-off of deferred financing costs	6,391	5,653	4,524
Other	121	199	139
Interest expense and finance cost	$121,611	$113,639	$113,151